Property and Equipment, Net (Details) (USD $)	3 Months Ended		12 Months Ended																					3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Land and Land Improvements [Member]	Dec. 31, 2012 Land and Land Improvements [Member]	Dec. 31, 2011 Land and Land Improvements [Member]	Mar. 31, 2013 Building and Building Improvements [Member]	Dec. 31, 2012 Building and Building Improvements [Member]	Dec. 31, 2011 Building and Building Improvements [Member]	Mar. 31, 2013 Furniture and office equipment [Domain]	Dec. 31, 2012 Furniture and office equipment [Domain]	Dec. 31, 2011 Furniture and office equipment [Domain]	Mar. 31, 2013 Software [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2011 Software [Member]	Mar. 31, 2013 Computer Equipment [Member]	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2011 Computer Equipment [Member]	Mar. 31, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]	Mar. 31, 2013 Minimum [Member] Land, Buildings and Improvements [Member]	Mar. 31, 2013 Minimum [Member] Furniture and Fixtures [Member]	Mar. 31, 2013 Maximum [Member] Land, Buildings and Improvements [Member]	Mar. 31, 2013 Maximum [Member] Furniture and Fixtures [Member]	Dec. 31, 2012 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 95,887,000		$ 93,693,000	$ 78,410,000		$ 16,824,000	$ 16,828,000	$ 16,819,000	$ 33,172,000	$ 32,932,000	$ 29,032,000	$ 16,054,000	$ 16,180,000	$ 12,832,000	$ 18,645,000	$ 17,370,000	$ 11,428,000	$ 10,789,000	$ 10,358,000	$ 7,954,000	$ 403,000	$ 25,000	$ 345,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(40,832,000)		(38,573,000)	(30,233,000)
Property, Plant and Equipment, Net	55,055,000		55,120,000	48,177,000
Depreciation	2,400,000	1,900,000	8,400,000	7,400,000	7,000,000
Property, Plant and Equipment, Estimated Useful Lives																								four	three	forty	seven
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																												$ 733,000	$ 1,408,000